Financial Derivatives Contracts for Hedge Accounting	12 Months Ended
Dec. 31, 2025
Financial Derivatives Contracts for Hedge Accounting [Abstract]
Financial Derivatives Contracts for Hedge Accounting	FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING
As of December 31, 2025 and 2024 the Bank holds the following portfolio of derivative instruments for hedging purposes:

	As of December 31, 2025
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	-	-	175,000	2,075,449	752,638	180,138	3,183,225	580	103,009
Cross currency swaps	-	208,960	836,741	3,432,758	2,185,078	1,142,547	2,069,995	9,876,079	202,632	421,620
Subtotal	-	208,960	836,741	3,607,758	4,260,527	1,895,185	2,250,133	13,059,304	203,212	524,629
Cash flow hedge derivatives
Currency forwards	-	272,306	311,863	1,076,376	-	-	-	1,660,545	5,843	20,706
Cross currency swaps	-	589,136	1,673,048	3,546,146	3,814,876	2,844,561	553,938	13,021,705	52,137	367,381
Subtotal	-	861,442	1,984,911	4,622,522	3,814,876	2,844,561	553,938	14,682,250	57,980	388,087
Total	-	1,070,402	2,821,652	8,230,280	8,075,403	4,739,746	2,804,071	27,741,554	261,192	912,716

	As of December 31, 2024
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	-	-	2,047,050	1,153,300	543,000	397,640	4,140,990	40,062	78,329
Cross currency swaps	-	841,009	224,877	2,093,135	3,127,813	1,177,983	1,436,626	8,901,443	462,924	243,723
Subtotal	-	841,009	224,877	4,140,185	4,281,113	1,720,983	1,834,266	13,042,433	502,986	322,052
Cash flow hedge derivatives
Currency forwards	-	149,115	160,050	1,861,085	-	-	-	2,170,250	65,196	-
Cross currency swaps	-	889,661	1,989,477	3,491,191	7,437,766	528,886	1,153,235	15,490,216	275,446	576,342
Subtotal	-	1,038,776	2,149,527	5,352,276	7,437,766	528,886	1,153,235	17,660,466	340,642	576,342
Total	-	1,879,785	2,374,404	9,492,461	11,718,879	2,249,869	2,987,501	30,702,899	843,628	898,394
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
a.Micro-hedge accounting
Fair value micro-hedge
The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in fair value of hedged items attributable to interest rates. Those hedging instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate.
Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2025 and 2024, classified by term to maturity:

	As of December 31, 2025
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and receivables from clients
Commercial loans	-	46,835	159,422	499,792	-	-	-	706,049
Investment instruments at AC
Chilean Sovereign Bond	-	-	-	-	16,640	172,675	295,483	484,798
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	-	-	-	-	-
US Treasury bonds	-	-	-	-	585,448	-	-	585,448
Chilean Treasury bonds	-	-	38,346	-	884,866	472,500	250,350	1,646,062
Time deposits and other time liabilities
Time deposits	-	31,525	34,406	148,374	-	-	-	214,305
Issued debt instruments
Senior bonds	-	-	419,924	679,243	631,454	173,474	433,186	2,337,281
Subordinated bonds	-	-	-	198,639	-	180,138	-	378,777
Interbank borrowing
Interbank loans	-	130,600	184,643	891,686	90,070	-	-	1,296,999
Chilean Central Bank loans	-	-	-	-		-	-	-
Total	-	208,960	836,741	2,417,734	2,208,478	998,787	979,019	7,649,719
Hedging instrument
Cross Currency swaps	-	208,960	836,741	2,242,733	1,283,030	346,149	798,881	5,716,494
Interest rate swaps	-	-	-	175,001	925,448	652,638	180,138	1,933,225
Total	-	208,960	836,741	2,417,734	2,208,478	998,787	979,019	7,649,719
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and account receivable from clients
Commercial loans	-	-	62,628	81,516	-	-	-	144,144
Debt instruments at FVOCI
Chilean Sovereign bond	-	-	-	-	-	169,155	379,148	548,303
US Treasury bonds	-	-	-	497,050	-	-	-	497,050
Chilean Treasury bonds	-	-	-	-	328,347	204,603	-	532,950
Time deposits and other time liabilities
Time deposits	-	177,944	66,207	286,102	-	-	-	530,253
Issued debt instruments
Senior bonds	-	586,519	96,042	846,503	1,174,316	208,151	506,578	3,418,109
Subordinated bonds	-	-	-	-	192,083	-	352,487	544,570
Interbank borrowing
Interbank loans	-	76,546	-	427,463	-	-	-	504,009
Chilean Central Bank loans	-	-	-	-	-	-	-	-
Total	-	841,009	224,877	2,138,634	1,694,746	581,909	1,238,213	6,719,388
Hedging instrument
Cross currency swaps	-	841,009	224,877	1,641,584	1,391,446	438,909	840,573	5,378,398
Interest rate swaps	-	-	-	497,050	303,300	143,000	397,640	1,340,990
Total	-	841,009	224,877	2,138,634	1,694,746	581,909	1,238,213	6,719,388

NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
Cash flow micro-hedges
The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates of bonds and interbank loans at a variable interest rate. The inflation risk that arises in some items is covered by both forwards as well as cross currency swaps.
Below is the notional amount of the hedged items as of December 31, 2025 and 2024, and the period when the cash flows will be generated:

As of December 31, 2025
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable from clients
Mortgage loans	-	566,619	1,639,788	2,339,851	2,283,095	1,558,260	345,403	8,733,016
Commercial loans	-	-	-	607,586	364,807	444,450	-	1,416,843
Debt instruments at FVOCI
Chile Sovereign bond	-	-	-	-	-	-	-	-
Chilean Central Bank bonds	-	-	-	-	-	214,972	-	214,972
Chilean Treasury bonds	-	-	-	-	-	-	-	-
Time deposits and other time liabilities
Time deposits	-	-	-	-	-	-	-	-
Issued debt instruments
Senior bonds	-	-	-	-	-	-	-	-
Subordinated bonds	-	159,720	255,054	759,983	594,136	491,774	208,535	2,469,202
Interbank borrowings
Interbank loans	-	135,103	90,069	915,102	572,838	135,105	-	1,848,217
Total	-	861,442	1,984,911	4,622,522	3,814,876	2,844,561	553,938	14,682,250
Hedging instrument
Cross currency swaps	-	589,136	1,673,049	3,546,145	3,814,876	2,844,561	553,938	13,021,705
Currency forward	-	272,306	311,862	1,076,377	-	-	-	1,660,545
Total	-	861,442	1,984,911	4,622,522	3,814,876	2,844,561	553,938	14,682,250
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued

As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable from clients
Mortgage loans	-	680,900	1,623,426	2,208,482	5,622,165	144,203	728,129	11,007,305
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	-	-	191,906	191,906
Deposits and other time deposits
Time deposits	-	-	20,876	338,988	-	-	-	359,864
Issued debt instruments
Senior bonds	-	-	192,083	153,667	-	-	-	345,750
Subordinated bonds	-	-	-	970,384	896,058	384,683	233,200	2,484,325
Interbank borrowings
Interbank loans	-	357,876	313,142	1,680,755	919,543	-	-	3,271,316
Total	-	1,038,776	2,149,527	5,352,276	7,437,766	528,886	1,153,235	17,660,466
Hedging instrument
Cross currency swaps	-	889,661	1,989,477	3,491,191	7,437,766	528,886	1,153,235	15,490,216
Currency forward	-	149,115	160,050	1,861,085	-	-	-	2,170,250
Total	-	1,038,776	2,149,527	5,352,276	7,437,766	528,886	1,153,235	17,660,466
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
i.Forecasted cash flows for interest rate risk
Below is an estimate of the periods in which cash flows are expected to be produced:

	As of December 31, 2025
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	6,927	-	56	113	56	-	7,152
Outflows	-	(29,339)	(4,589)	(31,407)	(7,613)	(1,112)	(2,016)	(76,076)
Net flows	-	(22,412)	(4,589)	(31,351)	(7,500)	(1,056)	(2,016)	(68,924)
Hedging instrument
Inflows	-	(6,927)	-	(56)	(113)	(56)	-	(7,152)
Outflows (*)	-	29,339	4,589	31,407	7,613	1,112	2,016	76,076
Net flows	-	22,412	4,589	31,351	7,500	1,056	2,016	68,924
(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	558	57	113	113	-	841
Outflows	-	(7,111)	(9,001)	(67,113)	(44,193)	(2,010)	(2,322)	(131,750)
Net flows	-	(7,111)	(8,443)	(67,056)	(44,080)	(1,897)	(2,322)	(130,909)
Hedging instrument
Inflows	-	-	(558)	(57)	(113)	(113)	-	(841)
Outflows (*)	-	7,111	9,001	67,113	44,193	2,010	2,322	131,750
Net flows	-	7,111	8,443	67,056	44,080	1,897	2,322	130,909
(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.
ii.Forecasted cash flows for inflation risk:

	As of December 31, 2025
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	305,137	219,141	211,825	253,780	263,110	117,732	1,370,725
Outflows	-	(33,807)	(5,273)	(17,797)	(2,488)	(49,025)	-	(108,390)
Net flows	-	271,330	213,868	194,028	251,292	214,085	117,732	1,262,335
Hedging instrument
Inflows	-	33,807	5,273	17,797	2,488	49,025	-	108,390
Outflows	-	(305,137)	(219,141)	(211,825)	(253,780)	(263,110)	(117,732)	(1,370,725)
Net flows	-	(271,330)	(213,868)	(194,028)	(251,292)	(214,085)	(117,732)	(1,262,335)
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	106,476	173,281	469,031	628,318	63,681	357,048	1,797,835
Outflows	-	-	(2,004)	(40,788)	(53,291)	(51,136)	-	(147,219)
Net flows	-	106,476	171,277	428,243	575,027	12,545	357,048	1,650,616
Hedging instrument
Inflows	-	-	2,004	40,788	53,291	51,136	-	147,219
Outflows	-	(106,476)	(173,281)	(469,031)	(628,318)	(63,681)	(357,048)	(1,797,835)
Net flows	-	(106,476)	(171,277)	(428,243)	(575,027)	(12,545)	(357,048)	(1,650,616)
iii.Forecasted cash flows for exchange rate risk

	As of December 31, 2025
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(84,819)	-	(1,659)	(3,482)	(116)	(58)	(90,134)
Net flows	-	(84,819)	-	(1,659)	(3,482)	(116)	(58)	(90,134)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	84,819	-	1,659	3,482	116	58	90,134
Net flows	-	84,819	-	1,659	3,482	116	58	90,134

	As of December 31, 2024
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(137,929)	(155,634)	(181,771)	(3,633)	(1,722)	-	(480,689)
Net flows	-	(137,929)	(155,634)	(181,771)	(3,633)	(1,722)	-	(480,689)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	137,929	155,634	181,771	3,633	1,722	-	480,689
Net flows	-	137,929	155,634	181,771	3,633	1,722	-	480,689
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
b.Other comprehensive income effect
The accumulated effect of the mark to market adjustment of cash flow hedges generated by hedge instruments used in hedged cash flow was recorded in the Consolidated Statements of Changes in Equity, within other comprehensive income, as of December 31, 2025 and 2024, is as follows:

	As of December 31,
Hedged item	2025	2024
	MCh$	MCh$
Interbank loans	(12,474)	(9,630)
Time deposits and other time liabilities	-	(138)
Issued debt instruments	(11,658)	3,972
Debt instruments at FVOCI	(597)	19,449
Loans and accounts receivable at amortised cost	7,541	(91,454)
Total	(17,188)	(77,801)
Since the inflows and outflows for both the hedged element and the hedging instrument mirror each other, the hedges are nearly effective, which means that fluctuations of fair value attributable to risk components are almost completely offset.
During the current year, the Bank did not enter into any cash flow hedges relating to forecasted transactions.
c.P&L effect
The amounts recycling from other comprehensive income to income for the year related to cash flow hedges are as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Bond hedging derivatives	1,008	1,288	817
Interbank loans hedging derivatives	(2,811)	—	(4,775)
Mortgage loans hedging derivatives	(20,203)	(36,625)	(36,154)
Cash flow hedge net gain (loss)	(22,006)	(35,337)	(40,112)
See Note 21 - Equity, letter e, for other comprehensive income reconciliation
d.Net investment hedges in foreign operations
As of December 31, 2025, and 2024, the Bank does not have any foreign net investment hedges nor hedge accounting.
NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING, continued
e.Fair value macro-hedges

	Notional amount
As of December 31, 2025	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	-	83,860	294,067	377,927
Commercial loans	-	-	-	1,190,024	2,052,049	812,538	977,047	5,031,658
Total	-	-	-	1,190,024	2,052,049	896,398	1,271,114	5,409,585
Hedging instrument
Cross currency swaps	-	-	-	1,190,024	902,049	796,398	1,271,114	4,159,585
Interest rate swaps	-	-	-	-	1,150,000	100,000	-	1,250,000
Total	-	-	-	1,190,024	2,052,049	896,398	1,271,114	5,409,585

	Notional amount
As of December 31, 2024	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	-	-	377,928	377,928
Commercial loans	-	-	-	2,001,551	2,586,367	1,139,074	218,125	5,945,117
Total	-	-	-	2,001,551	2,586,367	1,139,074	596,053	6,323,045
Hedging instrument
Cross currency swaps	-	-	-	451,551	1,736,367	739,074	596,053	3,523,045
Interest rate swaps	-	-	-	1,550,000	850,000	400,000	-	2,800,000
Total	-	-	-	2,001,551	2,586,367	1,139,074	596,053	6,323,045
As of December 31, 2025, and 2024 Other Assets include MCh$119,790 and MCh$155,587 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 14.
As of December 31, 2025, and 2024, Other Liabilities include MCh$51,690 and MCh$76,540 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 20.